                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 15, 1999
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                             CONFIDENTIAL TREATMENT
                          EXPIRED ON FEBRUARY 15, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment /X/; Amendment Number: 1
      This Amendment (Check only one.): // is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Partners Management Co., Inc.
Address: 1829 Reisterstown Road
         Suite 220
         Baltimore, Maryland 21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Lerner
Title:   Vice President
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

          /s/ Mark D. Lerner        Baltimore, Maryland   February 14, 2000
      ---------------------------   -------------------   ----------------------
              [Signature]              [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

// 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

// 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------

Form 13F Information Table Entry Total: 26
                                        --------

Form 13F Information Table Value Total: $285,356
                                        --------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

   COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4                COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8
---------------------   ----------------   --------   --------   -------------------------   ----------   -------- ----------------
                                                        VALUE      SHRS OR     SH/    PUT/   INVESTMENT    OTHER       VOTING
NAME OF ISSUER          TITLE OF CLASS      CUSIP     (x$1000)     PRN AMT     PRN    CALL   DISCRETION   MANAGERS    AUTHORITY
---------------------   ----------------   --------   --------   ----------   ----   -----   ----------   -------- ----------------
                                                                                                                   SOLE SHARED NONE
                                                                                                                   ---- -----  ----
Abacus Direct               Common        002553105  $33,869       277,900      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Acquarion Company           Common        03838W101     $624        17,400      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
AFC Cable Systems           Common        000950105   $4,335       102,000      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Big Flower Holdings         Common        089159107   $8,499       300,200      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Caremark                    Common        58503X107  $35,394     6,155,500      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Conoco Class B              Common        208251405   $7,757       283,347      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Filenes Basement            Common        316866102     $143       316,500      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Healthsouth                 Common        421924101   $1,746       285,000      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                Common        577081102  $15,215       800,780      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Navigant Consulting         Common        63935N107   $5,797       125,000      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Nichols Research            Common        653818104     $908        34,100      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Outdoor Systems             Common        690057104  $38,435     1,075,100      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Pacificorp                  Common        695114108   $2,214       110,000      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Perclose, Inc.              Common        71361C107  $20,790       446,500      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Premark                     Common        740459102  $25,518       505,300      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Republic New York           Common        760719104  $49,500       805,700      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Republic New York           Common        760719104   $5,671        92,300      SH    CALL      SOLE                           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid                    Common        767754104   $4,392       318,000      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid                    Common        767754104   $1,727       125,000      SH    CALL      SOLE                           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Roberts Pharm.              Common        770491108   $3,234       106,900      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Smart Modular Tech          Common        831690102   $3,798       111,500      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Stanford Telecom            Common        854402104     $907        28,500      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Transaction Network         Common        893414102   $1,963        50,000      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
United Globalcom            Common        910734102   $2,938        40,800      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
US Bioscience               Common        911646206   $1,810       127,000      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Wyman Gordon                Common        983085101   $8,172       437,300      SH              SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------